UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian Wiedmeyer, President

Managed Portfolio Series

c/o U.S. Bank Global Fund Services

777 East Wisconsin Ave., 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1712

Registrant’s telephone number, including area code

Date of fiscal year end: 12/31/2024

Date of reporting period: 06/30/2024

Item 1. Reports to Stockholders.

(a)

Kensington Active Advantage Fund
Class A | KADAX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Kensington Active Advantage Fund for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/active-advantage-fund-overview. You can also request this information by contacting us at 866-303-8623.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	1.60%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$11,281,442
Number of Holdings	4
Portfolio Turnover	148%
Visit https://www.kensingtonassetmanagement.com/active-advantage-fund-overview for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Security Type	(%) of net assets
Exchange-Traded Fund	97.4%
Cash & Other	2.6%

Top 10 Issuers	(%) of net assets
Janus Henderson AAA CLO ETF	44.2%
Vanguard S&P 500 ETF	35.5%
iShares Core High Dividend ETF	8.9%
Invesco Senior Loan ETF	8.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kensingtonassetmanagement.com/active-advantage-fund-overview
The Kensington Active Advantage Fund is distributed by Quasar Distributors, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kensington Asset Management documents not be householded, please contact Kensington Asset Management at 866-303-8623, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kensington Asset Management or your financial intermediary.
Kensington Active Advantage Fund	PAGE 1	TSR_SAR_56167N381

Kensington Active Advantage Fund
Institutional Class | KADIX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Kensington Active Advantage Fund for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/active-advantage-fund-overview. You can also request this information by contacting us at 866-303-8623.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$69	1.35%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$11,281,442
Number of Holdings	4
Portfolio Turnover	148%
Visit https://www.kensingtonassetmanagement.com/active-advantage-fund-overview for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Security Type	(%) of net assets
Exchange-Traded Fund	97.4%
Cash & Other	2.6%

Top 10 Issuers	(%) of net assets
Janus Henderson AAA CLO ETF	44.2%
Vanguard S&P 500 ETF	35.5%
iShares Core High Dividend ETF	8.9%
Invesco Senior Loan ETF	8.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kensingtonassetmanagement.com/active-advantage-fund-overview
The Kensington Active Advantage Fund is distributed by Quasar Distributors, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kensington Asset Management documents not be householded, please contact Kensington Asset Management at 866-303-8623, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kensington Asset Management or your financial intermediary.
Kensington Active Advantage Fund	PAGE 1	TSR_SAR_56167N399

Kensington Active Advantage Fund
Class C | KADCX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Kensington Active Advantage Fund for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/active-advantage-fund-overview. You can also request this information by contacting us at 866-303-8623.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$119	2.35%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$11,281,442
Number of Holdings	4
Portfolio Turnover	148%
Visit https://www.kensingtonassetmanagement.com/active-advantage-fund-overview for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Security Type	(%) of net assets
Exchange-Traded Fund	97.4%
Cash & Other	2.6%

Top 10 Issuers	(%) of net assets
Janus Henderson AAA CLO ETF	44.2%
Vanguard S&P 500 ETF	35.5%
iShares Core High Dividend ETF	8.9%
Invesco Senior Loan ETF	8.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kensingtonassetmanagement.com/active-advantage-fund-overview
The Kensington Active Advantage Fund is distributed by Quasar Distributors, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kensington Asset Management documents not be householded, please contact Kensington Asset Management at 866-303-8623, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kensington Asset Management or your financial intermediary.
Kensington Active Advantage Fund	PAGE 1	TSR_SAR_56167N373

Kensington Managed Income Fund
Class A | KAMAX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Kensington Managed Income Fund for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/managed-income-fund-overview. You can also request this information by contacting us at 866-303-8623.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$80	1.60%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$885,346,935
Number of Holdings	12
Portfolio Turnover	118%
Visit https://www.kensingtonassetmanagement.com/managed-income-fund-overview for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(%) of net assets
Exchange-Traded Fund	97.8%
Short-Term Investments	4.1%
Cash & Other	-1.9%

Top 10 Issuers	(%) of net assets
Janus Henderson AAA CLO ETF	16.6%
iShares Broad USD High Yield Corporate Bond ETF	15.9%
SPDR Bloomberg High Yield Bond ETF	14.5%
SPDR Portfolio High Yield Bond ETF	9.9%
Invesco Senior Loan ETF	9.8%
SPDR Blackstone Senior Loan ETF	9.7%
VanEck Fallen Angel High Yield Bond ETF	7.2%
Xtrackers USD High Yield Corporate Bond ETF	4.8%
SPDR Bloomberg Short Term High Yield Bond ETF	4.8%
Mount Vernon Liquid Assets Portfolio, LLC	4.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kensingtonassetmanagement.com/managed-income-fund-overview
The Kensington Managed Income Fund is distributed by Quasar Distributors, LLC.
Kensington Managed Income Fund	PAGE 1	TSR_SAR_56167N332

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kensington Asset Management documents not be householded, please contact Kensington Asset Management at 866-303-8623, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kensington Asset Management or your financial intermediary.
Kensington Managed Income Fund	PAGE 2	TSR_SAR_56167N332

Kensington Managed Income Fund
Institutional Class | KAMIX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Kensington Managed Income Fund for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/managed-income-fund-overview. You can also request this information by contacting us at 866-303-8623.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$67	1.35%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$885,346,935
Number of Holdings	12
Portfolio Turnover	118%
Visit https://www.kensingtonassetmanagement.com/managed-income-fund-overview for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(%) of net assets
Exchange-Traded Fund	97.8%
Short-Term Investments	4.1%
Cash & Other	-1.9%

Top 10 Issuers	(%) of net assets
Janus Henderson AAA CLO ETF	16.6%
iShares Broad USD High Yield Corporate Bond ETF	15.9%
SPDR Bloomberg High Yield Bond ETF	14.5%
SPDR Portfolio High Yield Bond ETF	9.9%
Invesco Senior Loan ETF	9.8%
SPDR Blackstone Senior Loan ETF	9.7%
VanEck Fallen Angel High Yield Bond ETF	7.2%
Xtrackers USD High Yield Corporate Bond ETF	4.8%
SPDR Bloomberg Short Term High Yield Bond ETF	4.8%
Mount Vernon Liquid Assets Portfolio, LLC	4.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kensingtonassetmanagement.com/managed-income-fund-overview
The Kensington Managed Income Fund is distributed by Quasar Distributors, LLC.
Kensington Managed Income Fund	PAGE 1	TSR_SAR_56167N324

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kensington Asset Management documents not be householded, please contact Kensington Asset Management at 866-303-8623, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kensington Asset Management or your financial intermediary.
Kensington Managed Income Fund	PAGE 2	TSR_SAR_56167N324

Kensington Managed Income Fund
Class C | KAMCX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Kensington Managed Income Fund for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/managed-income-fund-overview. You can also request this information by contacting us at 866-303-8623.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$117	2.35%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$885,346,935
Number of Holdings	12
Portfolio Turnover	118%
Visit https://www.kensingtonassetmanagement.com/managed-income-fund-overview for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(%) of net assets
Exchange-Traded Fund	97.8%
Short-Term Investments	4.1%
Cash & Other	-1.9%

Top 10 Issuers	(%) of net assets
Janus Henderson AAA CLO ETF	16.6%
iShares Broad USD High Yield Corporate Bond ETF	15.9%
SPDR Bloomberg High Yield Bond ETF	14.5%
SPDR Portfolio High Yield Bond ETF	9.9%
Invesco Senior Loan ETF	9.8%
SPDR Blackstone Senior Loan ETF	9.7%
VanEck Fallen Angel High Yield Bond ETF	7.2%
Xtrackers USD High Yield Corporate Bond ETF	4.8%
SPDR Bloomberg Short Term High Yield Bond ETF	4.8%
Mount Vernon Liquid Assets Portfolio, LLC	4.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kensingtonassetmanagement.com/managed-income-fund-overview
The Kensington Managed Income Fund is distributed by Quasar Distributors, LLC.
Kensington Managed Income Fund	PAGE 1	TSR_SAR_56167N316

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kensington Asset Management documents not be householded, please contact Kensington Asset Management at 866-303-8623, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kensington Asset Management or your financial intermediary.
Kensington Managed Income Fund	PAGE 2	TSR_SAR_56167N316

Kensington Dynamic Growth Fund
Class A | KAGAX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Kensington Dynamic Growth Fund for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/dynamic-growth-fund-overview. You can also request this information by contacting us at 866-303-8623.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	1.60%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$1,387,820,308
Number of Holdings	1
Portfolio Turnover	6%
Visit https://www.kensingtonassetmanagement.com/dynamic-growth-fund-overview for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Security Type	(%) of net assets
Short-Term Investments	0.4%
Cash & Other	99.6%

Top 10 Issuers	(%) of net assets
United States Treasury Bill	0.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kensingtonassetmanagement.com/dynamic-growth-fund-overview
The Kensington Dynamic Growth Fund is distributed by Quasar Distributors, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kensington Asset Management documents not be householded, please contact Kensington Asset Management at 866-303-8623, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kensington Asset Management or your financial intermediary.
Kensington Dynamic Growth Fund	PAGE 1	TSR_SAR_56167N290

Kensington Dynamic Growth Fund
Institutional Class | KAGIX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Kensington Dynamic Growth Fund for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/dynamic-growth-fund-overview. You can also request this information by contacting us at 866-303-8623.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$69	1.35%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$1,387,820,308
Number of Holdings	1
Portfolio Turnover	6%
Visit https://www.kensingtonassetmanagement.com/dynamic-growth-fund-overview for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Security Type	(%) of net assets
Short-Term Investments	0.4%
Cash & Other	99.6%

Top 10 Issuers	(%) of net assets
United States Treasury Bill	0.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kensingtonassetmanagement.com/dynamic-growth-fund-overview
The Kensington Dynamic Growth Fund is distributed by Quasar Distributors, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kensington Asset Management documents not be householded, please contact Kensington Asset Management at 866-303-8623, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kensington Asset Management or your financial intermediary.
Kensington Dynamic Growth Fund	PAGE 1	TSR_SAR_56167N274

Kensington Dynamic Growth Fund
Class C | KAGCX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Kensington Dynamic Growth Fund for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/dynamic-growth-fund-overview. You can also request this information by contacting us at 866-303-8623.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$121	2.35%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$1,387,820,308
Number of Holdings	1
Portfolio Turnover	6%
Visit https://www.kensingtonassetmanagement.com/dynamic-growth-fund-overview for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Security Type	(%) of net assets
Short-Term Investments	0.4%
Cash & Other	99.6%

Top 10 Issuers	(%) of net assets
United States Treasury Bill	0.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kensingtonassetmanagement.com/dynamic-growth-fund-overview
The Kensington Dynamic Growth Fund is distributed by Quasar Distributors, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kensington Asset Management documents not be householded, please contact Kensington Asset Management at 866-303-8623, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kensington Asset Management or your financial intermediary.
Kensington Dynamic Growth Fund	PAGE 1	TSR_SAR_56167N282

Kensington Defender Fund
Institutional Class | DFNDX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Kensington Defender Fund for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/defender-fund-overview. You can also request this information by contacting us at 866-303-8623.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$76	1.49%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$64,336,894
Number of Holdings	15
Portfolio Turnover	189%
Visit https://www.kensingtonassetmanagement.com/defender-fund-overview for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Security Type	(%) of net assets
Exchange Traded Funds	76.5%
Short-Term Investments	16.1%
Written Options	-0.1%
Cash & Other	7.5%

Top 10 Issuers	(%) of net assets
Mount Vernon Liquid Assets Portfolio, LLC	16.1%
Invesco QQQ Trust Series 1	12.3%
SPDR Portfolio S&P 500 ETF	11.9%
abrdn Physical Gold Shares ETF	11.3%
Vanguard FTSE Europe ETF	11.1%
SPDR Portfolio S&P 600 Small Cap ETF	11.1%
Franklin FTSE Japan ETF	11.0%
iShares 7-10 Year Treasury Bond ETF	7.8%
CBOE Volatility Index	0.0%
S&P 500 Index	-0.1%
MANAGED DISTRIBUTIONS
The Fund’s distribution policy allocates a set 4% per annum of the Fund’s net asset value to shareholders, payable on a monthly basis. As of the period ended June 30, 2024, approximately 8% of the Fund’s distributions were considered net investment income and the remaining approximate 92% of the distributions were considered return of capital.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kensingtonassetmanagement.com/defender-fund-overview
The Kensington Defender Fund is distributed by Quasar Distributors, LLC.
Kensington Defender Fund	PAGE 1	TSR_SAR_56167N233

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kensington Asset Management documents not be householded, please contact Kensington Asset Management at 866-303-8623, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kensington Asset Management or your financial intermediary.
Kensington Defender Fund	PAGE 2	TSR_SAR_56167N233

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this form.

(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Kensington Funds
Kensington Active Advantage Fund
Kensington Managed Income Fund
Kensington Dynamic Growth Fund
Kensington Defender Fund
Core Financial Statements
June 30, 2024

Kensington Active Advantage Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUND - 97.4%
Invesco Senior Loan ETF	47,250	$994,140
iShares Core High Dividend ETF	9,300	1,010,910
Janus Henderson AAA CLO ETF(a)	98,000	4,986,240
Vanguard S&P 500 ETF(a)	8,000	4,001,040
TOTAL EXCHANGE-TRADED FUND (Cost $10,761,628)		10,992,330
TOTAL INVESTMENTS - 97.4% (Cost $10,761,628)		$10,992,330
Money Market Deposit Account - 2.4%(b)		269,648
Liabilities in Excess of Other Assets - 0.2%		19,464
TOTAL NET ASSETS - 100.0%		$11,281,442

Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2024 was 5.24%.

The accompanying notes are an integral part of these financial statements.

1

Kensington Managed Income Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUND - 97.8%
FlexShares High Yield Value-Scored Bond Index Fund(a)	528,700	$21,359,480
Invesco Senior Loan ETF	4,138,200	87,067,728
iShares Broad USD High Yield Corporate Bond ETF(a)	3,874,790	140,577,381
Janus Henderson AAA CLO ETF	2,892,348	147,162,667
Janus Henderson B-BBB CLO ETF	387,790	19,071,512
SPDR Blackstone Senior Loan ETF	2,051,500	85,752,700
SPDR Bloomberg High Yield Bond ETF(a)	1,363,800	128,565,426
SPDR Bloomberg Short Term High Yield Bond ETF	1,712,500	42,761,125
SPDR Portfolio High Yield Bond ETF	3,779,100	87,788,493
VanEck Fallen Angel High Yield Bond ETF	2,242,100	63,451,430
Xtrackers USD High Yield Corporate Bond ETF(a)	1,209,900	42,903,054
TOTAL EXCHANGE-TRADED FUND (Cost $867,449,787)		866,460,996

	Units
SHORT-TERM INVESTMENTS - 4.1%
Investments Purchased with Proceeds from Securities Lending - 4.1%
Mount Vernon Liquid Assets Portfolio, LLC - 5.45%(b)(c)	35,401,075	35,401,075
TOTAL SHORT-TERM INVESTMENTS (Cost $35,401,075)		35,401,075
TOTAL INVESTMENTS - 101.9% (Cost $902,850,862)		$901,862,071
Money Market Deposit Account - 2.2%(c)(d)		19,247,722
Other Assets in Excess of Liabilities - (4.1)%		(35,762,858)
TOTAL NET ASSETS - 100.0%		$885,346,935

Percentages are stated as a percent of net assets.
(a)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $34,611,866 which represented 3.9% of net assets.
(b)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(c)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of June 30, 2024 is $35,401,075.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2024 was 5.24%.

The accompanying notes are an integral part of these financial statements.

2

Kensington Dynamic Growth Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Par	Value
SHORT-TERM INVESTMENTS - 0.4%
U.S. Treasury Bills - 0.4%
5.29%, 10/31/2024(a)	5,133,000	$5,043,154
TOTAL SHORT-TERM INVESTMENTS (Cost $5,043,347)		5,043,154
TOTAL INVESTMENTS - 0.4% (Cost $5,043,347)		$5,043,154
Money Market Deposit Account - 99.2%(b)		1,377,396,256
Other Assets in Excess of Liabilities - 0.4%		5,380,898
TOTAL NET ASSETS - 100.0%		$1,387,820,308

Percentages are stated as a percent of net assets.
(a)	The rate shown is the effective yield as of June 30, 2024.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2024 was 5.24%.

The accompanying notes are an integral part of these financial statements.

3

Kensington Defender Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUND - 76.5%
abrdn Physical Gold Shares ETF(a)	326,867	$7,262,985
Franklin FTSE Japan ETF	246,022	7,075,593
Invesco QQQ Trust Series 1	16,539	7,924,000
iShares 7-10 Year Treasury Bond ETF	53,784	5,036,871
SPDR Portfolio S&P 500 ETF(b)	119,849	7,670,336
SPDR Portfolio S&P 600 Small Cap ETF	170,965	7,100,176
Vanguard FTSE Europe ETF(b)	106,684	7,123,291
TOTAL EXCHANGE-TRADED FUND (Cost $48,329,571)		49,193,252

	Notional Amount	Contracts
PURCHASED OPTIONS - 0.0%(c)(d)(e)
Call Options - 0.0%(e)
CBOE Volatility Index, Expiration: 07/17/2024; Exercise Price: $25.00	4,000,000	1,600	23,200
Put Options - 0.0%(e)
S&P 500 Index
Expiration: 07/01/2024; Exercise Price: $5,360.00	16,080,000	30	1,125
Expiration: 07/02/2024; Exercise Price: $5,320.00	15,428,000	29	1,378
Expiration: 07/08/2024; Exercise Price: $5,350.00	16,050,000	30	10,800
Total Put Options			13,303
TOTAL PURCHASED OPTIONS (Cost $111,985)			36,503

	Units	Value
SHORT-TERM INVESTMENTS - 16.1%
Investments Purchased with Proceeds from Securities Lending - 16.1%
Mount Vernon Liquid Assets Portfolio, LLC - 5.45%(f)(g)	10,329,075	$10,329,075
TOTAL SHORT-TERM INVESTMENTS (Cost $10,329,075)		10,329,075
TOTAL INVESTMENTS - 92.6% (Cost $58,770,631)		$59,558,830
Money Market Deposit Account - 22.4%(g)(h)		14,383,637
Other Assets in Excess of Liabilities - (14.9)%		(9,605,573)
TOTAL NET ASSETS - 100.0%		$64,336,894

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $10,089,527 which represented 15.7% of net assets.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Represents less than 0.05% of net assets.
(f)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(g)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of June 30, 2024 is $10,329,075.
(h)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2024 was 5.24%.

The accompanying notes are an integral part of these financial statements.

4

Kensington Defender Fund
Schedule of Written Options
as of June 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.1)%(a)(b)
Put Options - (0.1)%
S&P 500 Index
Expiration: 07/01/2024; Exercise Price: $5,460.00	$(16,380,000)	(30)	(25,500)
Expiration: 07/02/2024; Exercise Price: $5,420.00	(15,718,000)	(29)	(11,165)
Expiration: 07/08/2024; Exercise Price: $5,450.00	(16,350,000)	(30)	(57,750)
Total Put Options			(94,415)
TOTAL WRITTEN OPTIONS (Premiums received $197,803)			(94,415)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

5

Kensington Funds
Statements of Assets & Liabilities
as of June 30, 2024 (Unaudited)

	Kensington Active Advantage Fund	Kensington Managed Income Fund	Kensington Dynamic Growth Fund	Kensington Defender Fund
ASSETS:
Unaffiliated investments, at fair value (1) (cost $10,761,628, $902,850,862, $5,043,347 and $58,770,631, respectively)	$10,992,330	$901,862,071	$5,043,154	$59,558,830
Cash & Cash Equivalents	269,648	19,247,870	1,377,396,257	14,399,335
Cash held as collateral for options	—	—	—	783,184
Cash held as collateral for futures contracts	—	—	1,499,519	—
Dividends & interest receivable	15,854	98,584	5,907,334	74,249
Receivable for capital shares sold	354	1,536,393	2,254,456	5,165
Receivable for investment adviser expense reimbursement	4,375	—	—	—
Prepaid expenses and other assets	27,551	49,691	58,180	31,798
Total assets	11,310,112	922,794,609	1,392,158,900	74,852,561
LIABILITIES:
Payable upon return of securities loaned (See Note 10)	$—	$35,401,075	$—	$10,329,075
Written option contracts, at value (premiums received $0, $0, $0 and $197,803, respectively)	—	—	—	94,415
Payable for capital shares redeemed	—	937,931	2,686,005	—
Payable to investment adviser, net	—	880,819	1,418,605	60,163
Payable for fund administration & accounting fees	1,004	43,414	75,288	1,557
Payable for compliance fees	2,726	2,727	2,726	2,729
Payable for custody fees	938	17,514	15,410	—
Payable for audit & tax fees	9,711	10,477	10,031	14,849
Payable for transfer agent fees & expenses	7,321	55,871	42,662	4,107
Payable for legal fees	4,223	4,224	4,223	1,493
Accrued expenses	2,139	59,016	42,179	7,279
Accrued distribution fees	608	34,606	41,463	—
Total liabilities	28,670	37,447,674	4,338,592	10,515,667
NET ASSETS	$11,281,442	$885,346,935	$1,387,820,308	$64,336,894
(1) Includes loaned securities of:	$—	$34,611,866	$—	$10,089,527
Net Assets Consist of:
Capital stock	$11,687,491	$980,913,897	$1,256,005,636	$61,345,818
Total accumulated gain (loss)	(406,049)	(95,566,962)	131,814,672	2,991,076
Net Assets	$11,281,442	$885,346,935	$1,387,820,308	$64,336,894
Institutional Class
Net assets	$10,897,643	$853,624,539	$1,337,606,020	$64,336,894
Shares issued and outstanding(1)	1,092,964	88,271,735	108,105,879	6,198,131
Net asset value, redemption price and minimum offering price per share	$9.97	$9.67	$12.37	$10.38

See Notes to Financial Statements.

6

Kensington Funds
Statements of Assets & Liabilities
as of June 30, 2024 (Unaudited)(Continued)

	Kensington Active Advantage Fund	Kensington Managed Income Fund	Kensington Dynamic Growth Fund	Kensington Defender Fund
A Class
Net Assets	$353,075	$22,944,289	$35,347,783	$ —
Shares issued and outstanding(1)	35,459	2,377,427	2,879,192	—
Net asset value, redemption price and minimum offering price per share	$9.96	$9.65	$12.28	$—
Maximum offering price per share(2)	$10.46	$10.13	$12.89	$—
C Class
Net Assets	$30,724	$8,778,107	$14,866,505	$—
Shares issued and outstanding(1)	3,101	918,673	1,234,991	—
Net asset value, redemption price and minimum offering price per share	$9.91	$9.56	$12.04	$—

(1)	Unlimited shares authorized.
(2)	The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.75%.
See Notes to Financial Statements.

7

Kensington Funds
Statements of Operations
For the Six Months Ended June 30, 2024 (Unaudited)

	Kensington Active Advantage Fund	Kensington Managed Income Fund	Kensington Dynamic Growth Fund	Kensington Defender Fund
INVESTMENT INCOME:
Dividend income from unaffiliated investments	$ 157,479	$ 19,738,281	$2,711,344	$ 740,133
Dividend income from affiliated investments	—	396,085	—	—
Interest income	30,721	2,780,539	13,135,990	240,962
Securities lending income	258	93,122	24,176	4,777
Total investment income	188,458	23,008,027	15,871,510	985,872

EXPENSES:
Advisory fees (See Note 5)	68,217	5,265,782	8,144,951	364,518
Registration fees	26,294	56,035	82,035	20,408
Transfer agent fees & expenses (See Note 5)	19,149	167,813	168,438	15,782
Trustee fees	10,572	10,614	10,704	8,834
Legal fees	8,854	8,854	8,854	5,970
Audit & tax fees	9,710	10,477	10,031	14,849
Fund administration & accounting fees (See Note 5)	8,608	178,807	270,504	15,977
Compliance fees (See Note 5)	4,516	4,516	4,516	4,516
Other fees	3,001	15,371	4,932	1,531
Custody fees (See Note 5)	2,748	44,089	60,447	2,266
Postage and printing fees	1,456	48,055	37,750	1,175
Insurance fees	1,256	3,697	4,478	1,167
Distribution fees (See Note 7):
A Class	528	31,864	44,671	—
C Class	1,480	46,353	80,624	—
Total expenses before interest expense and recoupment/reimbursement	166,389	5,892,327	8,932,935	456,993
Interest expense (See Note 9)	170	—	—	—
Total expenses before recoupment/ reimbursement	166,559	5,892,327	8,932,935	456,993
Fee recoupment	—	—	2,941	—
Less: expense reimbursement by investment adviser	(90,707)	(116,155)	—	(22,489)
Net expenses	75,852	5,776,172	8,935,876	434,504
Net investment income	112,606	17,231,855	6,935,634	551,368

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Unaffiliated investments	873,095	15,656,145	179,648,305	653,518
Affiliated investments	—	(976,891)	—	—
Futures	—	—	2,039,180	—
Purchased options	—	—	—	(2,253,785)
Written options	—	—	—	3,569,026

See Notes to Financial Statements.

8

Kensington Funds
Statements of Operations
For the Six Months Ended June 30, 2024 (Unaudited)(Continued)

	Kensington Active Advantage Fund	Kensington Managed Income Fund	Kensington Dynamic Growth Fund	Kensington Defender Fund
Net change in unrealized appreciation/ depreciation of:
Unaffiliated investments	$(448,510)	$(28,454,645)	$(106,379,115)	$106,872
Affiliated investments	—	94,538	—	—
Futures	—	—	(783,405)	—
Purchased options	—	—	—	(78,631)
Written options	—	—	—	(116,971)
Net realized and unrealized gain (loss) on investments	424,585	(13,680,853)	74,524,965	1,880,029
Net increase in net assets resulting from operations	$ 537,191	$3,551,002	$81,460,599	$ 2,431,397

See Notes to Financial Statements.

9

Kensington Funds
Statements of Changes in Net Assets

	Kensington Active Advantage Fund		Kensington Managed Income Fund
	For the Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	For the Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
OPERATIONS:
Net investment income	$112,606	$314,278	$17,231,855	$37,136,969
Net realized loss on unaffiliated investments	873,095	(465,701)	15,656,145	(34,121,691)
Net realized loss on affiliated investments	—	—	(976,891)	—
Capital gain distributions from underlying investment companies	—	—	—	—
Net change in unrealized appreciation/depreciation of unaffiliated investments	(448,510)	679,212	(28,454,645)	27,465,854
Net change in unrealized appreciation/depreciation of affiliated investments	—	—	94,538	(94,538)
Net increase in net assets resulting from operations	537,191	527,789	3,551,002	30,386,594
CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	1,767,691	7,512,421	240,812,801	480,317,985
Proceeds from reinvestment of distributions	94,356	238,794	12,849,366	30,146,665
Payments for shares redeemed	(1,071,265)	(19,530,437)	(161,087,467)	(625,699,214)
Increase (decrease) in net assets from Institutional Class transactions	790,782	(11,779,222)	92,574,700	(115,234,564)
A Class:
Proceeds from shares sold(1)	—	565,531	3,768,788	4,936,056
Proceeds from reinvestment of distributions	1,980	5,482	463,866	1,287,014
Payments for shares redeemed	(149,892)	(109,545)	(8,941,088)	(49,349,815)
Increase (decrease) in net assets from A Class transactions	(147,912)	461,468	(4,708,434)	(43,126,745)
C Class:
Proceeds from shares sold	—	440,000	318,034	1,799,934
Proceeds from reinvestment of distributions	129	6,006	138,910	339,261
Payments for shares redeemed(1)	(481,033)	(4,518)	(1,441,663)	(7,359,207)
Increase (decrease) in net assets from C Class transactions	(480,904)	441,488	(984,719)	(5,220,012)
Net increase (decrease) in net assets resulting from capital share transactions	161,966	(10,876,266)	86,881,547	(163,581,321)

See Notes to Financial Statements.

10

Kensington Funds
Statements of Changes in Net Assets(Continued)

	Kensington Active Advantage Fund		Kensington Managed Income Fund
	For the Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	For the Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings
Institutional Class	$(99,014)	$(297,068)	$(17,721,638)	$(34,578,148)
A Class	(3,052)	(9,025)	(490,617)	(1,344,199)
C Class	(130)	(6,051)	(148,852)	(363,215)
Total distributions to shareholders	(102,196)	(312,144)	(18,361,107)	(36,285,562)
TOTAL INCREASE (DECREASE) IN NET ASSETS	596,961	(10,660,621)	72,071,442	(169,480,289)
NET ASSETS:
Beginning of period	10,684,481	21,345,102	813,275,493	982,755,782
End of period	$11,281,442	$10,684,481	$885,346,935	$813,275,493
TRANSACTIONS IN SHARES:
Institutional Class:
Shares sold	179,094	818,138	24,515,587	49,336,333
Shares issued to holders in reinvestment of dividends	9,431	25,949	1,313,196	3,119,313
Shares redeemed	(109,120)	(2,139,157)	(16,397,694)	(64,433,309)
Increase (decrease) in Institutional Class shares outstanding	79,405	(1,295,070)	9,431,089	(11,977,663)
A Class:
Shares sold(1)	—	62,144	384,095	507,937
Shares issued to holders in reinvestment of dividends	198	593	47,479	133,304
Shares redeemed	(15,361)	(12,225)	(912,340)	(5,069,594)
Increase (decrease) in A Class shares outstanding	(15,163)	50,512	(480,766)	(4,428,353)
C Class:
Shares sold	—	49,019	32,681	186,635
Shares issued to holders in reinvestment of dividends	13	653	14,364	35,527
Shares redeemed(1)	(49,289)	(497)	(148,516)	(766,165)
Increase (decrease) in C Class shares outstanding	(49,276)	49,175	(101,471)	(544,003)
Net increase (decrease) in shares outstanding	14,966	(1,195,383)	8,848,852	(16,950,019)

(1)	Includes exchanges between share classes of the fund.
See Notes to Financial Statements.

11

Kensington Funds
Statements of Changes in Net Assets(Continued)

	Kensington Dynamic Growth Fund		Kensington Defender Fund
	For the Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	For the Six Months Ended June 30, 2024 (Unaudited)	Since Inception(1) through December 31, 2023
OPERATIONS:
Net investment income (loss)	$ 6,935,634	$ 15,391,980	$551,368	$411,990
Net realized gain (loss) on:
Unaffiliated investments	179,648,305	33,001,060	653,518	(164,771)
Futures	2,039,180	(862,828)	—	—
Purchased options	—	—	(2,253,785)	(749,674)
Written options	—	—	3,569,026	1,320,385
Net change in unrealized appreciation/ depreciation of:
Unaffiliated investments	(106,379,115)	106,378,922	106,872	990,750
Futures	(783,405)	783,405	—	—
Purchased options	—	—	(78,631)	3,149
Written options	—	—	(116,971)	(13,582)
Net increase in net assets resulting from operations	81,460,599	154,692,539	2,431,397	1,798,247
CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	338,760,352	580,911,068	31,904,412	45,838,218
Proceeds from reinvestment of distributions	8,313,147	10,910,308	804,261	400,252
Payments for shares redeemed	(222,257,843)	(469,235,558)	(14,705,845)	(2,897,240)
Proceeds from redemption fees	—	816	—	—
Increase in net assets from Institutional Class transactions	124,815,656	122,586,634	18,002,828	43,341,230
A Class:
Proceeds from shares sold(2)	6,213,610	17,148,333	—	—
Proceeds from reinvestment of distributions	221,366	318,470	—	—
Payments for shares redeemed	(9,881,653)	(13,804,921)	—	—
Proceeds from redemption fees	—	27	—	—
Increase (decrease) in net assets from A Class transactions	(3,446,677)	3,661,909	—	—
C Class:
Proceeds from shares sold	1,203,139	3,377,086	—	—
Proceeds from reinvestment of distributions	56,970	98,726	—	—
Payments for shares redeemed(2)	(3,801,339)	(10,428,301)	—	—
Proceeds from redemption fees	—	17
Decrease in net assets from C Class transactions	(2,541,230)	(6,952,472)	—	—
Net increase in net assets resulting from capital share transactions	118,827,749	119,296,071	18,002,828	43,341,230

See Notes to Financial Statements.

12

Kensington Funds
Statements of Changes in Net Assets(Continued)

	Kensington Dynamic Growth Fund		Kensington Defender Fund
	For the Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	For the Six Months Ended June 30, 2024 (Unaudited)	Since Inception(1) through December 31, 2023
DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings
Institutional Class	$(9,132,245)	$(11,860,387)	$(828,213)	$(408,595)
A Class	(225,473)	(331,155)	—	—
C Class	(69,512)	(126,092)	—	—
Total distributions to shareholders	(9,427,230)	(12,317,634)	(828,213)	(408,595)
TOTAL INCREASE IN NET ASSETS	190,861,118	261,670,976	19,606,012	44,730,882
NET ASSETS:
Beginning of period	1,196,959,190	935,288,214	44,730,882	—
End of period	$1,387,820,308	$1,196,959,190	$ 64,336,894	$44,730,882
TRANSACTIONS IN SHARES:
Institutional Class:
Shares sold	27,495,013	53,966,547	3,104,332	4,697,550
Shares issued to holders in reinvestment of dividends	666,245	1,032,580	77,604	39,766
Shares redeemed	(18,106,023)	(43,628,308)	(1,425,166)	(295,955)
Increase in Institutional Class shares outstanding	10,055,235	11,370,819	1,756,770	4,441,361
A Class:
Shares sold(1)	507,740	1,608,115	—	—
Shares issued to holders in reinvestment of dividends	17,862	30,347	—	—
Shares redeemed	(815,793)	(1,284,214)	—	—
Increase (decrease) in A Class shares outstanding	(290,191)	354,248	—	—
C Class:
Shares sold	101,044	326,458	—	—
Shares issued to holders in reinvestment of dividends	4,665	9,619	—	—
Shares redeemed(2)	(319,462)	(988,449)	—	—
Decrease in C Class shares outstanding	(213,753)	(652,372)	—	—
Net increase in shares outstanding	9,551,291	11,072,695	1,756,770	4,441,361

(1)	May 31, 2023.
(2)	Includes exchanges between share classes of the fund.
See Notes to Financial Statements.

13

Kensington Active Advantage Fund
Financial Highlights
Institutional Class

	For the Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Since Inception(1) through December 31, 2022
PER COMMON SHARE DATA:(2)
Net asset value, beginning of period	$9.57	$9.23	$10.00

INVESTMENT OPERATIONS:
Net investment income(3)	0.10	0.22	0.04
Net realized and unrealized income (loss) on investments	0.39	0.33	(0.77)
Total from investment operations	0.49	0.55	(0.73)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)	(0.21)	(0.04)
Net realized gains	—	—	—
Total distributions	(0.09)	(0.21)	(0.04)
Net asset value, end of period	$9.97	9.57	$9.23
Total return(4)	5.15%	6.12%	(7.26)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$10,898	$9,703	$21,315
Ratio of expenses to average net assets:(5)(6)
Before expense waiver	3.02%	2.60%	3.64%
After expense waiver	1.35%	1.36%	1.35%
Ratio of expenses excluding interest expense to average net assets:(5)(6)
Before expense waiver	3.01%	2.59%	3.64%
After expense waiver	1.35%	1.35%	1.35%
Ratio of net investment gain to average net assets(6)	2.10%	2.12%	1.46%
Portfolio turnover rate(4)	148%	944%	1,515%

(1)	March 23, 2022.
(2)	For an Institutional Class Share outstanding for the entire period.
(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)	Not annualized for periods less than one year.
(5)	Does not include expenses of investment companies in which the Fund invests.
(6)	Annualized for periods less than one year.
See Notes to Financial Statements.

14

Kensington Active Advantage Fund
Financial Highlights (Continued)
A Class

	For the Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Since Inception(1) through December 31, 2022
PER COMMON SHARE DATA:(2)
Net asset value, beginning of period	$9.56	$9.22	$10.00

INVESTMENT OPERATIONS:
Net investment income(3)	0.09	0.10	0.09
Net realized and unrealized income (loss) on investments	0.39	0.44	(0.84)
Total from investment operations	0.48	0.54	(0.75)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)	(0.20)	(0.03)
Net realized gains	—	—	—
Total distributions	(0.08)	(0.20)	(0.03)
Net asset value, end of period	$9.96	$9.56	$9.22
Total return(4)(5)	5.01%	5.92%	(7.49)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$353	$484	$1
Ratio of expenses to average net assets:(6)(7)
Before expense waiver	3.26%	3.24%	255.94%
After expense waiver	1.60%	1.61%	1.60%
Ratio of expenses excluding interest expense to average net assets:(6)(7)
Before expense waiver	3.25%	3.23%	255.94%
After expense waiver	1.60%	1.60%	1.60%
Ratio of net investment income to average net assets(7)	1.85%	1.86%	1.20%
Portfolio turnover rate(5)	148%	944%	1,515%

(1)	March 23, 2022.
(2)	For an A Class Share outstanding for the entire period.
(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)	Total return does not reflect sales charges.
(5)	Not annualized for periods less than one year.
(6)	Does not include expenses of investment companies in which the Fund invests.
(7)	Annualized for periods less than one year.
See Notes to Financial Statements.

15

Kensington Active Advantage Fund
Financial Highlights (Continued)
C Class

	For the Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Since Inception(1) through December 31, 2022
PER COMMON SHARE DATA:(2)
Net asset value, beginning of period	$9.50	$9.19	$10.00

INVESTMENT OPERATIONS:
Net investment income(3)	(0.16)	0.11	0.02
Net realized and unrealized income (loss) on investments	0.57	0.35	(0.81)
Total from investment operations	0.41	0.46	(0.79)

LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.15)	(0.02)
Net realized gains	—	—	—
Total distributions	—	(0.15)	(0.02)
Net asset value, end of period	$9.91	$9.50	$9.19
Total return(4)(5)	4.36%	5.02%	(7.95)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$31	$498	$29
Ratio of expenses to average net assets:(6)(7)
Before expense waiver	3.97%	4.03%	23.83%
After expense waiver	2.35%	2.36%	2.35%
Ratio of expenses excluding interest expense to average net assets:(6)(7)
Before expense waiver	3.97%	4.02%	23.83%
After expense waiver	2.35%	2.35%	2.35%
Ratio of net investment income to average net assets(7)	1.11%	1.11%	0.46%
Portfolio turnover rate(5)	148%	944%	1,515%

(1)	March 23, 2022.
(2)
For a C Class Share outstanding for the entire period.
(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)	Total return does not reflect sales charges.
(5)	Not annualized for periods less than one year.
(6)	Does not include expenses of investment companies in which the Fund invests.
(7)	Annualized for periods less than one year.
See Notes to Financial Statements.

16

Kensington Managed Income Fund
Financial Highlights
Institutional Class

	For the Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31				Since Inception(1) through December 31, 2019
		2023	2022	2021	2020
PER COMMON SHARE DATA:(2)
Net asset value, beginning of period	$9.83	$9.86	$10.58	$10.80	$10.21	$10.00

INVESTMENT OPERATIONS:
Net investment income(3)	0.20	0.42	0.07	0.28(4)	0.32(4)	0.17(4)
Net realized and unrealized gain (loss) on investments	(0.15)	(0.04)	(0.72)	(0.13)	0.51	0.15
Total from investment operations	0.05	0.38	(0.65)	0.15	0.83	0.32

LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)	(0.41)	(0.07)	(0.27)	(0.21)	(0.11)
Net realized gains	—	—	—	(0.10)	(0.02)	—
Return of capital	—	—	—	—	(0.01)	—
Total distributions	(0.21)	(0.41)	(0.07)	(0.37)	(0.24)	(0.11)
Net asset value, end of period	$9.67	$9.83	$9.86	$10.58	$10.80	$10.21
TOTAL RETURN(5)	0.48%	3.97%	(6.11)%	1.29%	8.13%	3.20%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$ 853,625	$ 775,312	$ 895,811	$ 721,445	$ 296,660	$ 54,723
Ratio of expenses to average net assets:(6)(7)(8)
Before expense waiver/recoupment	1.38%	1.37%	1.38%	1.41%	1.59%	2.20%
After expense waiver/recoupment	1.35%	1.35%	1.36%	1.41%	1.61%	1.99%
Ratio of net investment income to average net assets(7)	4.11%	4.07%	0.79%	2.54%	3.06%	2.83%
Portfolio turnover rate(5)	118%	600%	1,244%	220%	233%	61%

(1)	May 28, 2019.
(2)	For an Institutional Class Share outstanding for the entire period.
(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)	Per share amounts calculated using average shares method.
(5)	Not annualized for periods less than one year.
(6)	Does not include expenses of investment companies in which the Fund invests.
(7)	Anualized for periods less than one year.
(8)	On June 24, 2022, the Adviser lowered the limit of annual operating expenses from 1.45% to 1.35%.
See Notes to Financial Statements.

17

Kensington Managed Income Fund
Financial Highlights (Continued)
A Class

	For the Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31				Since Inception(1) through December 31, 2019
		2023	2022	2021	2020
PER COMMON SHARE DATA:(2)
Net asset value, beginning of period	$9.81	$9.84	$10.56	$10.78	$10.20	$10.00

INVESTMENT OPERATIONS:
Net investment income(3)	0.22	0.49	0.05	0.25(4)	0.31(4)	0.15(4)
Net realized and unrealized gain (loss) on investments	(0.18)	(0.14)	(0.72)	(0.13)	0.49	0.15
Total from investment operations	0.04	0.35	(0.67)	0.12	0.80	0.30

LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)	(0.38)	(0.05)	(0.24)	(0.19)	(0.10)
Net realized gains	—	—	—	(0.10)	(0.02)	—
Return of capital	—	—	—	—	(0.01)	—
Total distributions	(0.20)	(0.38)	(0.05)	(0.34)	(0.22)	(0.10)
Net asset value, end of period	$9.65	$9.81	$9.84	$10.56	$10.78	$10.20
TOTAL RETURN(5)(6)	0.35%	3.67%	(6.31)%	1.05%	7.87%	3.01%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$ 22,944	$ 28,050	$ 71,700	$ 61,130	$ 38,110	$4,867
Ratio of expenses to average net assets:(7)(8)(9)
Before expense waiver/recoupment	1.63%	1.62%	1.63%	1.66%	1.77%	2.42%
After expense waiver/recoupment	1.60%	1.60%	1.61%	1.66%	1.79%	2.39%
Ratio of net investment income to average net assets(8)	3.86%	3.83%	0.54%	2.31%	2.93%	2.44%
Portfolio turnover rate(6)	118%	600%	1,244%	220%	233%	61%

(1)	May 28, 2019.
(2)	For an A Class Share outstanding for the entire period.
(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)	Per share amounts calculated using average shares method.
(5)	Total return does not reflect sales charges.
(6)	Not annualized for periods less than one year.
(7)	Does not include expenses of investment companies in which the Fund invests.
(8)	Anualized for periods less than one year.
(9)	On June 24, 2022, the Adviser lowered the limit of annual operating expenses from 2.05% to 1.60%.
See Notes to Financial Statements.

18

Kensington Managed Income Fund
Financial Highlights (Continued)
C Class

	For the Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31				Since Inception(1) through December 31, 2019
		2023	2022	2021	2020
PER COMMON SHARE DATA:(2)
Net asset value, beginning of period	$9.72	$9.75	$10.52	$10.74	$10.19	$10.17

INVESTMENT OPERATIONS:
Net investment income (loss)(3)	0.15	0.30	(0.03)	0.17(4)	0.22(4)	0.06(4)
Net realized and unrealized gain (loss) on investments	(0.15)	(0.02)	(0.71)(5)	(0.13)	0.49	0.05
Total from investment operations	—	0.28	(0.74)	0.04	0.71	0.11

LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)	(0.31)	(0.03)	(0.16)	(0.13)	(0.09)
Net realized gains	—	—	—	(0.10)	(0.02)	—
Return of capital	—	—	—	—	(0.01)	—
Total distributions	(0.16)	(0.31)	(0.03)	(0.26)	(0.16)	(0.09)
Net asset value, end of period	$9.56	$9.72	$9.75	$10.52	$10.74	$10.19
TOTAL RETURN(6)(7)	(0.02)%	2.92%	(7.00)%	0.35%	6.95%	1.09%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$ 8,778	$9,914	$ 15,245	$ 16,727	$ 11,749	$2,156
Ratio of expenses to average net assets:(8)(9)(10)
Before expense waiver/recoupment	2.38%	2.37%	2.38%	2.41%	2.55%	3.03%
After expense waiver/recoupment	2.35%	2.35%	2.36%	2.41%	2.57%	2.99%
Ratio of net investment income (loss) to average net assets(9)	3.11%	3.07%	(0.21)%	1.59%	2.07%	2.22%
Portfolio turnover rate(7)	118%	600%	1,244%	220%	233%	61%

(1)	August 27, 2019.
(2)	For a C Class Share outstanding for the entire period.
(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)	Per share amounts calculated using average shares method.
(5)
Realized and unrealized gains (losses) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the year.

(6)	Total return does not reflect sales charges.
(7)	Not annualized for periods less than one year.
(8)	Does not include expenses of investment companies in which the Fund invests.
(9)	Anualized for periods less than one year.
(10)	On June 24, 2022, the Adviser lowered the limit of annual operating expenses from 2.99% to 2.35%.
See Notes to Financial Statements.

19

Kensington Dynamic Growth Fund
Financial Highlights
Institutional Class

	For the Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31			Since Inception(1) through December 31, 2020
		2023	2022	2021
PER COMMON SHARE DATA:(2)
Net asset value, beginning of period	$11.67	$10.22	$11.30	$10.11	$10.00

INVESTMENT OPERATIONS:
Net investment income (loss)(3)	0.06	0.16	—(4)	(0.09)(5)	0.04(5)
Net realized and unrealized gain (loss) on investments	0.73	1.42	(0.98)	2.19	0.11
Total from investment operations	0.79	1.58	(0.98)	2.10	0.15

LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)	(0.13)	—	—	(0.04)
Net realized gains	—	—	(0.10)	(0.91)	—
Total distributions	(0.09)	(0.13)	(0.10)	(0.91)	(0.04)
Net asset value, end of period	$12.37	$11.67	$10.22	$11.30	$10.11
TOTAL RETURN(6)	6.73%	15.59%	(8.67)%	20.76%	1.47%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$1,337,606	$1,143,770	$885,688	$339,324	$58,914
Ratio of expenses to average net assets:(7)(8)(9)
Before expense waiver/recoupment	1.35%	1.37%	1.39%	1.45%	2.12%
After expense waiver/recoupment	1.35%	1.38%	1.37%	1.47%	1.64%
Ratio of net investment income (loss) to average net assets(8)	1.08%	1.49%	(0.01)%	(0.73)%	2.20%
Portfolio turnover rate(6)	6%	1,100%	1,127%	786%	277%

(1)	October 23, 2020.
(2)	For an Institutional Class Share outstanding for the entire period.
(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)	Amount per share rounds to $0.00.
(5)	Per share amounts calculated using average shares method.
(6)	Not annualized for periods less than one year.
(7)	Does not include expenses of investment companies in which the Fund invests.
(8)	Anualized for periods less than one year.
(9)	On June 24, 2022, the Adviser lowered the limit of annual operating expenses from 1.64% to 1.38%.
See Notes to Financial Statements.

20

Kensington Dynamic Growth Fund
Financial Highlights
A Class

	For the Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31			Since Inception(1) through December 31, 2020
		2023	2022	2021
PER COMMON SHARE DATA:(2)
Net asset value, beginning of period	$11.58	$10.15	$11.26	$10.10	$10.00

INVESTMENT OPERATIONS:
Net investment income (loss)(3)	0.05	0.14	(0.04)	(0.13)(4)	0.05(4)
Net realized and unrealized gain (loss) on investments	0.73	1.40	(0.97)	2.20	0.08
Total from investment operations	0.78	1.54	(1.01)	2.07	0.13

LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)	(0.11)	—	—	(0.03)
Net realized gains	—	—	(0.10)	(0.91)	—
Total distributions	(0.08)	(0.11)	(0.10)	(0.91)	(0.03)
Net asset value, end of period	$12.28	$11.58	$10.15	$11.26	$10.10
TOTAL RETURN(5)(6)	6.72%	15.29%	(8.96)%	20.48%	1.35%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$35,348	$36,708	$28,582	$20,413	$3,588
Ratio of expenses to average net assets:(7)(8)(9)
Before expense waiver/recoupment	1.60%	1.62%	1.64%	1.70%	2.36%
After expense waiver/recoupment	1.60%	1.63%	1.62%	1.72%	2.04%
Ratio of net investment income (loss) to average net assets(8)	0.84%	1.24%	(0.26)%	(1.06)%	2.71%
Portfolio turnover rate(6)	6%	1,100%	1,127%	786%	277%

(1)	October 23, 2020.
(2)	For an A Class Share outstanding for the entire period.
(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)	Per share amounts calculated using average shares method.
(5)	Total return does not reflect sales charges.
(6)	Not annualized for periods less than one year.
(7)	Does not include expenses of investment companies in which the Fund invests.
(8)	Anualized for periods less than one year.
(9)	On June 24, 2022, the Adviser lowered the limit of annual operating expenses from 2.04% to 1.63%.
See Notes to Financial Statements.

21

Kensington Dynamic Growth Fund
Financial Highlights
C Class

	For the Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31			Since Inception(1) through December 31, 2020
		2023	2022	2021
PER COMMON SHARE DATA:(2)
Net asset value, beginning of period	$11.38	$10.00	$11.18	$10.11	$10.00

INVESTMENT OPERATIONS:
Net investment income (loss)(3)	(0.02)	0.01	(0.10)	(0.21)(4)	0.05(4)
Net realized and unrealized gain (loss) on investments	0.73	1.43	(0.98)	2.19	0.09
Total from investment operations	0.71	1.44	(1.08)	1.98	0.14

LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)	(0.06)	—	—	(0.03)
Net realized gains	—	—	(0.10)	(0.91)	—
Total distributions	(0.05)	(0.06)	(0.10)	(0.91)	(0.03)
Net asset value, end of period	$12.04	$11.38	$10.00	$11.18	$10.11
TOTAL RETURN(5)(6)	6.26%	14.49%	(9.65)%	19.57%	1.39%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$14,867	$16,482	$21,018	$11,279	$2,086
Ratio of expenses to average net assets:(7)(8)(9)
Before expense waiver/recoupment	2.35%	2.37%	2.39%	2.44%	2.96%
After expense waiver/recoupment	2.35%	2.38%	2.37%	2.47%	2.64%
Ratio of net investment income (loss) to average net assets(8)	0.09%	0.50%	(1.01)%	(1.77)%	2.50%
Portfolio turnover rate(6)	6%	1,100%	1,127%	786%	277%

(1)	October 23, 2020.
(2)	For a C Class Share outstanding for the entire period.
(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)	Per share amounts calculated using average shares method.
(5)	Total return does not reflect sales charges.
(6)	Not annualized for periods less than one year.
(7)	Does not include expenses of investment companies in which the Fund invests.
(8)	Anualized for periods less than one year.
(9)	On June 24, 2022, the Adviser lowered the limit of annual operating expenses from 2.64% to 2.38%.
See Notes to Financial Statements.

22

Kensington Defender Fund
Financial Highlights
Institutional Class

	For the Six Months Ended June 30, 2024 (Unaudited)	Since Inception(1) through December 31, 2023
PER COMMON SHARE DATA:(2)
Net asset value, beginning of period	$10.07	$10.00

INVESTMENT OPERATIONS:
Net investment income(3)	0.02	0.11
Net realized and unrealized gain on investments	0.36	0.07
Total from investment operations	0.38	0.18

LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)	(0.11)
Net realized gains	—	—
Total distributions	(0.07)	(0.11)
Net asset value, end of period	$10.38	$10.07
TOTAL RETURN(4)	4.45%	1.80%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$64,337	$44,731
Ratio of Expenses to Average Net Assets:(5)(6)
Before expense waiver	1.57%	2.22%
After expense waiver	1.49%	1.49%
Ratio of net investment income to average net assets(6)	1.89%	3.78%
Portfolio turnover rate(4)	189%	182%

(1)	May 31, 2023.
(2)	For an Institutional Class Share outstanding for the entire period.
(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)	Not annualized.
(5)	Does not include expenses of investment companies in which the Fund invests.
(6)	Annualized.
See Notes to Financial Statements.

23

Kensington Funds
Notes to Financial Statements
June 30, 2024 (Unaudited)
1. Organization
Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Kensington Active Advantage Fund (“Active Advantage Fund”), the Kensington Managed Income Fund (“Managed Income Fund”), the Kensington Dynamic Growth Fund (“Dynamic Growth Fund”), and the Kensington Defender Fund (“Defender Fund”) (or collectively, “the Funds”) are each a non-diversified series with their own investment objectives and policies within the Trust. The Trust has evaluated the structure, objective and activities of the Funds and determined that they meet the characteristics of an investment company. As such, these financial statements have applied the guidance as set forth in the Accounting Standards Codifications (“ASC”) 946, Financial Services Investment Companies.
The investment objective of the Active Advantage Fund is total return. The Active Advantage Fund seeks to achieve its objective by utilizing a proprietary trend-following process which seeks to benefit from longer-term trends in equity and fixed income markets. The Active Advantage Fund commenced operations on March 23, 2022.
The investment objective of the Managed Income Fund is total return, which consists of income and capital appreciation. The Managed Income Fund seeks to achieve its objective by investing the Fund’s assets to gain exposure to (i) higher-yielding, fixed income securities, or to (ii) cash, cash equivalents, and U.S. Treasury securities, based on a proprietary “Managed Income Model” that looks at trends and patterns in the high-yield fixed income market. The Managed Income Fund commenced operations on May 28, 2019. On June 24, 2022, the Kensington Managed Income Fund, a series of Advisors Preferred Trust (the “Acquired Fund”), reorganized into the Managed Income Fund, a series of the Trust. All shares of the Acquired Fund were exchanged for shares of the Managed Income Fund on a pro rata basis immediately after the closing date. This qualified as a tax-free reorganization under Section 368(a)(1)(C) of the Internal Revenue Code.
The investment objective of the Dynamic Growth Fund is capital gains. The Dynamic Growth Fund seeks to achieve its objective by investing the Fund’s assets to gain exposure to (i) domestic equity securities or (ii) cash, cash equivalents, and U.S. Treasury securities based on a proprietary “Dynamic Growth Model” that looks at trends in the U.S. equity market. The Dynamic Growth Fund commenced operations on October 23, 2020. On June 24, 2022, the Kensington Dynamic Growth Fund, a series of Advisors Preferred Trust (the “Acquired Fund”), reorganized into the Dynamic Growth Fund, a series of the Trust. All shares of the Acquired Fund were exchanged for shares of the Dynamic Growth Fund on a pro rata basis immediately after the closing date. This qualified as a tax-free reorganization under Section 368(a)(1)(C) of the Internal Revenue Code.
The investment objective of the Defender Fund is capital preservation and total return, which consists of capital appreciation and income. The Defender Fund seeks to achieve its objective by utilizing varying investment strategies, including (i) Liquid Strategies, LLC’s (the “Sub-Adviser”) Defender Model, (ii) an options overlay strategy to generate income, and (iii) a total return swap strategy intended to provide exposures with reduced correlation to the other strategies. The Defender Fund commenced operations on May 31, 2023.
The Active Advantage, Managed Income and Dynamic Growth Funds offer three classes of shares: the Institutional Class, the A Class and the C Class. The Defender Fund offers one class of shares, the Institutional Class. Institutional Class shares have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts. A Class shares may be subject to a front-end sales charge of up to 4.75%. C Class shares may be subject to a deferred sales charge of up to 1.00%. The Active Advantage, Managed Income and Dynamic Growth Funds have adopted a Distribution Plan pursuant to Rule 12b-1 in the A Class and C Class. The Plan permits each Fund to pay for distribution and related expenses at an annual rate of 0.25% of the A Class and 1.00% of the C Class.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
Securities Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

24

Kensington Funds
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
Federal Income Taxes – The Funds intend to meet the requirements of subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is required. As of June 30, 2024, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the period ended June 30, 2024, the Funds did not incur any interest or penalties. The Funds are subject to examination by U.S. taxing authorities for the tax period since the commencement of operations.
Securities Transactions, Income and Distributions – Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses are reported on a specific identified cost basis. Interest income is recognized on an accrual basis, including amortization of premiums and accretion of discounts. Dividend income and distributions are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Distributions received from the Funds’ investments generally are comprised of ordinary income and return of capital. The Funds allocate distributions between investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on information provided by each portfolio company and other industry sources. These estimates may subsequently be revised based on actual allocations received from the portfolio companies after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Funds.
The Funds will make distributions of net investment income, if any, quarterly and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% and 1.00% of average daily net assets of A Class shares and C Class shares, respectively. Trust expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.
Futures Contracts and Option Contracts – The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange risk in the normal course of pursuing their investment objectives. The Funds use futures contracts and options on futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or securities, an initial margin deposit in an amount equal to a certain percentage of the contract amount. In addition, the Fund segregates liquid securities when purchasing or selling futures contracts to comply with Trust policies. Subsequent payments (variation margin) are made or received by the Funds each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. Upon entering into such contracts, the Funds bear the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded

25

Kensington Funds
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. The use of futures contracts, and options on futures contracts, involves the risk of imperfect correlation in movements in the price of futures contracts and options thereon, interest rates and the underlying hedged assets.
The Funds may use purchased option contracts and written option contracts to hedge against the changes in the value of equities or to meet their investment objectives. The Funds may write put and call options only if they (i) own an offsetting position in the underlying security or (ii) maintain cash or other liquid assets in an amount equal to or greater than its obligation under the option.
When the Funds write a call or put option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently adjusted to reflect the current fair value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As the writer of an option, the Funds have no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bear the market risk of an unfavorable change in the price of the security underlying the written option.
The Funds may purchase call and put options. When the Funds purchase a call or put option, an amount equal to the premium paid is included in the Statements of Assets and Liabilities as an investment and is subsequently adjusted to reflect the fair value of the option. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If the Funds exercise a call option, the cost of the security acquired is increased by the premium paid for the call. If the Funds exercise a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. Written and purchased options expose the Funds to minimal counterparty risk since they are exchange traded and the exchange’s clearinghouse guarantees the options against default. Please refer to Note 4 for more information on derivatives.
Indemnifications – Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts that provide general indemnification to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred and may not occur. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Cash and Cash Equivalents – Cash and cash equivalents include short-term, liquid investments with an original maturity of three months or less and include money market fund accounts. These balances may exceed FDIC insured limits.
Organizational and Offering Costs – All organization and offering costs for the Funds were covered by the Adviser, Kensington Asset Management, LLC.
Temporary Investments – To respond to adverse market, economic, political, or other conditions, a Fund may invest 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments. A Fund may be invested in these instruments for extended periods, depending on the Adviser’s assessment of market conditions. These short-term debt securities and money market instruments may include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. While a Fund is in a defensive position, the opportunity to achieve its investment objective will be limited. Furthermore, to the extent that a Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market funds’ advisory and operational fees.

26

Kensington Funds
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
3. Securities Valuation
The Funds have adopted fair value accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Quoted prices in active markets for identical assets or liabilities.
Level 2 –
Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Significant unobservable inputs for the asset or liability, representing the Fund’s view of assumptions a market participant would use in valuing the asset or liability.
Following is a description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. Each Fund’s investments are carried at fair value.
Common Stock – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily on the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Exchange-Traded Funds – Exchange-traded funds (“ETFs”) are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an ETF does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Registered Investment Companies – Investments in other mutual funds, including money market funds, are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Short-Term Investments – U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. These securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.
Derivative Instruments – Listed derivatives, including options, rights, swaps, warrants and futures that are actively traded are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Funds and their Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated Kensington Asset Management, LLC (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

27

Kensington Funds
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
The following table is a summary of the inputs used to value each Fund’s securities by level within the fair value hierarchy as of June 30, 2024:
Active Advantage Fund

	Uncategorized	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$ —	$ 10,992,330	$ —	$ —	$ 10,992,330
Total Investments	$—	$10,992,330	$—	$—	$10,992,330

Managed Income Fund

	Uncategorized	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$—	$866,460,996	$ —	$ —	$866,460,996
Investment Purchased with Proceeds from Securities Lending	70,802,150	—	—	—	70,802,150
Total Investments	$70,802,150	$866,460,996	$—	$—	$937,263,146

Dynamic Growth Fund

	Uncategorized	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	—	—	5,043,154	—	5,043,154
Total Investments	$ —	$—	$5,043,154	$ —	$ 5,043,154

Defender Fund

	Uncategorized	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$—	$ 49,193,252	$ —	$ —	$ 49,193,252
Put Options Purchased	—	—	36,503	—	36,503
Investment Purchased with Proceeds from Securities Lending	20,658,150	—	—	—	20,658,150
Total Investments	$20,658,150	$49,193,252	$36,503	$—	$69,887,905

As of June 30, 2024, the Fund’s investments in other financial instruments* were classified as follows:

Put Options Written	—	(94,415)	—	(94,415)
Total Other Financial Instruments	$ —	$ (94,415)	$ —	$ (94,415)

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, swap contracts and written options. Futures contracts are presented at the unrealized appreciation (depreciation) on the instruments.

Refer to each Fund’s Schedule of Investments for industry classifications.
4. Derivatives Transactions
The Funds may use derivatives for different purposes, such as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The various derivative instruments that the Funds may use are options, futures contracts and options on futures contracts and other derivative securities. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. A Fund investing in a derivative instrument could lose more than the principal amount invested.

28

Kensington Funds
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
FASB Accounting Standards Codification 815, Derivatives and Hedging (“ASC 815”) requires enhanced disclosures about each Fund’s use of, and accounting for, derivative instruments and the effect of derivative instruments on each Fund’s results of operations and financial position. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Funds’ derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.
For the period ended June 30, 2024, the Funds’ average quarterly notional values are as follows:

Fund	Long Futures Contracts	Purchased Option Contracts	Written Option Contracts
Dynamic Growth Fund	$23,107,958	$—	$—
Defender Fund	—	48,082,340	(46,221,873)

The locations on the Statements of Assets and Liabilities of the Funds’ derivative positions by type of exposure, all of which are not accounted for as hedging instruments under ASC 815, are as follows:
Values of Derivative Instruments as of June 30, 2024. On the Statement of Assets and Liabilities:

Defender Fund	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts – Purchased Options	Investments, at fair value	$54,628	Investments, at fair value	$—
Equity Contracts – Written Options	Written option contracts, at fair value	—	Written option contracts, at fair value	(257,794)
Total		$54,628		(257,794)

The effect of Derivative Instruments on the Statements of Operations for the period ended June 30, 2024:
Amount of Realized Gain (Loss) on Derivatives

	Dynamic Growth Fund	Defender Fund
Derivatives not accounted for as hedging instruments under ASC 815	Futures	Purchased Options	Written Options
Equity Contracts	$2,039,180	$(2,253,785)	$3,569,026
Total	$2,039,180	$(2,253,785)	$3,569,026

Change in Unrealized Appreciation or (Depreciation) on Derivatives

	Dynamic Growth Fund	Defender Fund
Derivatives not accounted for as hedging instruments under ASC 815	Futures	Purchased Options*	Written Options
Equity Contracts	$(783,405)	$(78,631)	$(116,971)
Total	$(783,405)	$(78,631)	$(116,971)

*	Included in net change in unrealized appreciation on unaffiliated investments as reported on the Statements of Operations.

29

Kensington Funds
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
Balance Sheet Offsetting Information
The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statements of Assets and Liabilities as of June 30, 2024.
Defender Fund

Liabilities:	Gross Amounts Recognized	Gross Amounts Offset in Statement of Assets and Liabilities	Net Amounts of Assets Presented in Statement of Assets and Liabilities	Gross Amounts Not Offset in Statement of Assets and Liabilities
				Financial Instruments	Cash Collateral Pledged	Net Amount
Written Option Contracts	$94,415	$ —	$94,415	$ —	$94,415	$ —
	$94,415	$—	$94,415	$—	$94,415	$—

During the ordinary course of business, the Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, each fund manages its cash collateral and securities collateral on a counterparty basis.  As of June 30, 2024, the Funds did not enter into any netting agreements which would require any portfolio securities to be netted.
5. Investment Advisory Fee and Other Transactions with Affiliates
The Trust has an agreement with Kensington Asset Management LLC (the “Adviser”) to furnish investment advisory services to the Funds. For its services, the Funds pay the Adviser a monthly management fee based on each Fund’s average daily net assets at the following annual rates:

Fund
Active Advantage Fund	1.25%
Managed Income Fund	1.25% on assets up to $1.0 billion
1.225% on assets between $1.0 billion and $2 billion
1.20% on assets greater than $2 billion
Dynamic Growth Fund	1.25% on assets up to $2.5 billion
1.225% on assets between $2.5 billion and $5 billion
1.20% on assets greater than $5 billion
Defender Fund	1.25%

The Adviser has engaged Liquid Strategies, LLC as the Sub-Adviser (the “Sub-Adviser) to the Defender Fund. Subject to the supervision of the Adviser, the Sub-Adviser is primarily responsible for the day-to-day management of that Defender Fund’s portfolio, including purchase, retention and sale of securities. Fees associated with these services are paid to the Sub-Adviser by the Adviser.
The Funds’ Adviser has contractually agreed to reimburse each Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, leverage/borrowing interest, interest expense, dividends paid on short sales, taxes, brokerage commissions, extraordinary expenses, and distribution (12b-1) fees and expenses) for each Fund do not exceed 1.35% of the average daily net assets of the Active Advantage Fund and Managed Income Fund, 1.38% of the average daily net assets of the Dynamic Growth Fund and 1.49% of the average daily net assets of the Defender Fund. Expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the date on which such reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the expense reimbursement occurred and at the time of recoupment. The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Funds’ prospectus. During the period ended June 30, 2024, the Dynamic Growth Fund recouped $2,941 of previously waived expenses. Reimbursed expenses subject to potential recovery by month of expiration are as follows:

30

Kensington Funds
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)

Active Advantage Fund
March 2025 – December 2025	$158,334
January 2026 – December 2026	$189,217
January 2027 – June 2027	$90,707

Managed Income Fund
July 2025 – December 2025	$187,135
January 2026 – December 2026	$214,930
January 2027 – June 2027	$116,155

Defender Fund
May 2026 – December 2026	$79,230
January 2027 – June 2027	$22,489

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) acts as the Funds’ Administrator, Transfer Agent and fund accountant. U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Funds. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals. The officers of the Trust including the Chief Compliance Officer are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based on the average daily net assets of the Funds, subject to annual minimums. Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the period ended June 30, 2024, are disclosed in the Statements of Operations.
6. Distribution Costs
The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the A Class and the C Class. The Plan permits each Fund to pay for distribution and related expenses at an annual rate of 0.25% of the A Class and 1.00% of the C Class average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. For the period ended June 30, 2024, expenses incurred by the A Class and C Class pursuant to the Plan were as follows:

Fund	A Class	C Class
Active Advantage Fund	$528	$1,480
Managed Income Fund	31,864	46,353
Dynamic Growth Fund	44,671	80,624

7. Affiliated Company Transactions
If the Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act. The Managed Income Fund conducted transactions during the period ended June 30, 2024, with affiliated companies as so defined:

Investment Security	12/31/23 Share Balance	Gross Additions	Gross Reductions	Realized Gain (Loss)	Distributions Received	6/30/24 Share Balance	6/30/24 Value	Net Change in Unrealized Appreciation/ Depreciation
Pioneer Strategic Income Fund - Class K.	3,151,261	$ —	$(29,023,109)	$(976,891)	396,085	—	—	$94,538

31

Kensington Funds
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
8. Investment Transactions
The aggregate purchases and sales, excluding U.S. government securities and short-term investments, by the Funds for the period ended June 30, 2024, were as follows:

Fund	Purchases	Sales
Active Advantage Fund	$13,646,538	$13,492,033
Managed Income Fund	937,068,828	832,877,756
Dynamic Growth Fund	40,822,849	1,257,206,563
Defender Fund	103,171,205	88,441,213

9. Federal Tax Information
As of December 31, 2023, the Funds’ most recent fiscal year end, the cost basis of investments for federal income tax purposes and the components of accumulated losses on a tax basis were as follows:

Fund	Aggregate Gross Appreciation	Aggregate Gross Depreciation	Net Appreciation	Federal Income Tax Cost
Active Advantage Fund	$679,212	$(34,548)	$644,664	$9,768,577
Managed Income Fund	27,465,854	(94,538)	27,371,316	773,516,773
Dynamic Growth Fund	106,378,922	(36,628,120)	69,750,802	1,075,897,013
Defender Fund	1,005,233	(13,962)	991,271	33,000,168

At December 31, 2023, the Funds’ most recent fiscal year end, components of distributable earnings on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Other Accumulated Losses	Unrealized Appreciation	Total Distributable Earnings
Active Advantage Fund	$2,334	$—	$(1,488,042)	$644,664	$(841,044)
Managed Income Fund	1,009,793	—	(109,137,966)	27,371,316	(80,756,857)
Dynamic Growth Fund	3,074,346	—	(13,043,845)	69,750,802	59,781,303
Defender Fund	61,400	336,981	—	991,271	1,389,652

As of December 31, 2023, the Funds’ most recent fiscal year end, the Active Advantage Fund, Managed Income Fund and Dynamic Growth Fund had short-term capital loss carryovers of $1,488,042, $109,137,966, and $12,966,191, respectively, and the Dynamic Growth Fund had $47,654 in long-term capital loss carryovers, which may be carried over for an unlimited period. The Dynamic Growth Fund utilized $69,597,411 of capital loss carryover from the prior year. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31. For the taxable year ended December 31, 2023, the Funds do not plan to defer any qualified late year losses.
During the period ended June 30, 2024, the Funds paid the following distributions to shareholders:

Fund	Ordinary Income*	Short-Term Capital Gains	Long-Term Capital Gains**	Total
Active Advantage Fund	$102,195	$ —	$ —	$102,195
Managed Income Fund	18,361,106	—	—	18,361,106
Dynamic Growth Fund	9,427,230	—	—	9,427,230
Defender Fund	828,213	—	—	828,213

32

Kensington Funds
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
During the period ended December 31, 2023, the Funds paid the following distributions to shareholders:

Fund	Ordinary Income*	Short-Term Capital Gains	Long-Term Capital Gains**	Total
Active Advantage Fund	$312,144	$ —	$ —	$312,144
Managed Income Fund	36,285,562	—	—	36,285,562
Dynamic Growth Fund	12,317,634	—	—	12,317,634
Defender Fund	408,595	—	—	408,595

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.
**	The Funds designate as long-term capital gain distributions, pursuant to Internal Revenue Code Section 852(b)(3)(c).
10. SECURITIES LENDING
Following the terms of a securities lending agreement with the Funds’ Custodian, the Funds may lend securities from its portfolio to brokers, dealers and financial institutions in order to increase the return on its portfolio, primarily through the receipt of borrowing fees and earnings on invested collateral. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to 105% of the value of the loaned securities that are foreign securities or 102% of the value of any other loaned securities marked-to-market daily. Loans shall be marked to market daily and the margin restored in the event the collateralization is below 100% of the value of the securities loaned. During the time securities are on loan, the borrower will pay the applicable Funds any accrued income on those securities, and the Funds may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Adviser considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, relevant facts dealer or financial institution. Securities lending involves the risk of a default or insolvency of the borrower. In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. A Fund also could lose money in the event of a decline in the value of the collateral provided for loaned securities. Additionally, the loaned portfolio securities may not be available to a Fund on a timely basis and that Fund may therefore lose the opportunity to sell the securities at a desirable price. Any decline in the value of a security that occurs while the security is out on loan would continue to be borne by the applicable Fund. As of June 30, 2024, the Managed Income Fund had securities on loan with a value of $34,611,866 and collateral value of $35,401,075 and the Defender Fund had securities on loan with a value of $10,089,527 and collateral value of $10,329,075.
The Funds receive cash as collateral in return for securities lent as part of the securities lending program. The collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize current income to the extent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit. The remaining contractual maturity of all securities lending transactions is overnight and continuous. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide the Funds, in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty. The net income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them are reflected in the Funds’ Statements of Operations. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to the Custodian as lending agent.
11. Line of Credit
The Active Advantage Fund, Managed Income Fund and Dynamic Growth Fund have each established an unsecured line of credit (“LOC”) in the amount of $100,000,000, 20% of a Fund’s gross market value (10% for the Active Advantage Fund), or 33.33% of the fair value of the Fund’s investments, whichever is less. The LOC matures, unless renewed, on July 19, 2024. The LOC is intended to provide short-term financing, if necessary, subject to certain restrictions and covenants, in connection with shareholder redemptions and other short-term liquidity needs of the Funds. The LOC is with the Custodian. Interest is charged at the prime rate which was 8.50% as of June 30, 2024. The

33

Kensington Funds
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
interest rate during the period was 8.50%. The Funds have authorized the Custodian. to charge any of the accounts of the Funds for any missed payments. For the period ended June 30, 2024, the Funds’ LOC activity was as follows:

Fund	LOC Agent	Average Borrowings	Amount Outstanding as of June 30, 2024	Weighted- Average Interest Rate	Interest Expense	Maximum Borrowing	Date of Maximum Borrowing
Active Advantage Fund	U.S. Bank N.A.	$ 3,951	$ —	8.50%	$ 170	$ 145,000	2/6/2024

12. Control Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2024, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Fund	Shareholder	Percent of Shares Held	Type of Ownership
Active Advantage Fund	Charles Schwab & Co., Inc.	55.80%	Record
Managed Income Fund	National Financial Services, LLC	37.64%	Record
	Charles Schwab & Co., Inc.	30.28%	Record
Dynamic Growth Fund	Charles Schwab & Co., Inc.	49.89%	Record
Defender Fund	Charles Schwab & Co., Inc.	51.89%	Record
	National Financial Services, LLC	46.47%	Record

13. Subsequent Events
Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

34

Kensington Funds
APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Kensington Asset Management, LLC
June 30, 2024 (Unaudited)
At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on February 21-22, 2024, the Trust’s Board of Trustees (“Board”), including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (“Independent Trustees”), considered and approved the continuation of the Investment Advisory Agreement between the Trust and Kensington Asset Management, LLC (“KAM” or the “Adviser”) regarding the Kensington Managed Income Fund, the Kensington Dynamic Growth Fund and the Kensington Active Advantage Fund (each a “Fund” or collectively, the “Funds”) (the “Investment Advisory Agreement”) for another annual term.
Prior to the meeting and at a meeting held on January 4, 2024, the Trustees received and considered information from KAM and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the continuance of the Investment Advisory Agreement (“Support Materials”). Before voting to approve the continuance of the Investment Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees, and received a memorandum and advice from such counsel discussing the legal standards for their consideration of the renewal of the Investment Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.
In determining whether to continue the Investment Advisory Agreement, the Trustees considered all factors they believed relevant, including the following with respect to each Fund: (1) the nature, extent, and quality of the services provided by KAM with respect to the Fund; (2) the Fund’s historical performance and the performance of other investment accounts managed by KAM; (3) the costs of the services provided by KAM and the profits realized by KAM from services rendered to the Fund; (4) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (5) the extent to which economies of scale may be realized as the Fund grows, and whether the advisory fee for the Fund reflects such economies of scale for the Fund’s benefit; and (6) other benefits to KAM resulting from its relationship with the Fund. In their deliberations, the Trustees weighed to varying degrees the importance of the information provided to them, did not identify any particular information that was all-important or controlling, and considered the information and made its determinations for each Fund separately and independently of the other Funds.
Based upon the information provided to the Board throughout the course of the year, including a presentation to the Board by representatives of KAM, and the Support Materials, the Board concluded that the overall arrangements between the Trust and KAM set forth in the Investment Advisory Agreement, as it relates to each Fund, continue to be fair and reasonable in light of the services that KAM performs, the investment advisory fees that each Fund pays, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement, as it relates to each Fund, are summarized below.
Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that KAM provides under the Investment Advisory Agreement with respect to each Fund, noting that such services include, but are not limited to, the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold or otherwise disposed of, and the timing of such transactions; (3) voting all proxies, if any, with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions that KAM effects on behalf of the Fund; (5) selecting broker-dealers to execute orders on behalf of the Fund; and (6) monitoring and maintaining the Fund’s compliance with policies and procedures of the Trust and with applicable securities laws. The Trustees reviewed KAM’s financial statements and concluded that KAM had sufficient resources to support the Funds’ operations, including the portfolio management team’s implementation of each Fund’s principal investment strategies. The Trustees concluded that they were satisfied with the nature, extent and quality of services that KAM provides to each Fund under the Investment Advisory Agreement.
Fund Historical Performance and the Overall Performance of KAM. In assessing the quality of the portfolio management delivered by KAM, the Trustees considered the short-term and long-term performance of each Fund on both an absolute basis and in comparison to an appropriate benchmark index, each Fund’s Morningstar category (“Category”) as well as a smaller sub-set of peer funds (“Cohort”), and each Fund’s respective composite of separate accounts that KAM manages utilizing a similar investment strategy. When comparing each Fund’s performance against

35

Kensington Funds
APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Kensington Asset Management, LLC
June 30, 2024 (Unaudited)(Continued)
its respective Category and Cohort, the Trustees took into account that the investment objective and strategies of the Fund, as well as the Fund’s level of risk tolerance, may differ significantly from the funds in the Category and Cohort.
•
Kensington Managed Income Fund. The Trustees noted the Fund had underperformed both the Category and Cohort averages as well as its benchmark index for all periods presented as of September 30, 2023. The Trustees also noted that the Fund had outperformed an additional broad based benchmark index for the year-to-date, three-year and since-inception periods ended September 30, 2023. The Trustees observed that the Fund’s performance was generally consistent with the performance of a model portfolio account managed by KAM over relevant time periods, when taking into account differences in expenses. The Trustees also took into account that the Fund’s performance included performance of a predecessor fund that was reorganized into to the Fund.

•
Kensington Dynamic Growth Fund. The Trustees noted that the Fund had outperformed both the Category and Cohort averages for the year-to-date period, while underperforming both the Category and Cohort averages for the one-year period, in each case as of September 30, 2023. The Trustees also noted that the Fund had underperformed its benchmark index for all periods presented as of September 30, 2023. The Trustees considered that the Fund had achieved positive total returns over all time periods presented and also observed that the Fund’s performance was generally consistent with the performance of a model portfolio account managed by KAM over relevant time periods, when taking into account differences in expenses. The Trustees noted that the Fund’s performance included performance of a predecessor fund that was reorganized into to the Fund.

•
Kensington Active Advantage Fund. The Trustees noted the Fund had underperformed both the Category and Cohort averages as well as its benchmark index for all periods presented as of September 30, 2023. The Trustees observed that the Fund’s performance was generally consistent with the performance of a model portfolio account managed by KAM over relevant time periods, when taking into account differences in expenses. The Board recognized that the Fund’s relatively short operating history made it difficult to make meaningful assessments of performance results, but nonetheless concluded that the Fund had been well-managed, and performance was reasonable.

Cost of Advisory Services and Profitability. The Trustees considered the annual advisory fee that each Fund pays to KAM under the Investment Advisory Agreement, as well as KAM’s profitability from services that it rendered to each Fund during the 12-month period ended September 30, 2023. The Trustees also noted favorably that KAM had agreed to continue the expense limitation agreement under which KAM contractually agreed to reduce its advisory fees and, if necessary, reimburse each Fund for operating expenses, as specified in the Funds’ prospectus. The Trustees then considered that the management fee KAM charges to each Fund were not comparable to each Fund’s model portfolio account as KAM does not currently charge a fee for its model portfolio services. The Trustees considered the reasonableness of KAM’s profits from its service relationship with the Funds, noting that the KAM’s service relationship with the Kensington Active Advantage Fund has not been profitable for the 12-month period ended September 30, 2023.
Comparative Fee and Expense Data. The Trustees considered a comparative analysis of contractual expenses borne by the Funds and those of funds in the corresponding Category and Cohort as of September 30, 2023. The Trustees noted:
•	Kensington Managed Income Fund. The Fund’s management fee and total expenses (after waivers and expense reimbursements) were each higher than the Category and Cohort averages.
•
Kensington Dynamic Growth Fund. The Fund’s management fee was higher than the Category and Cohort averages. The Fund’s total expenses (after waivers and expense reimbursements) were higher than the Category average but equal to the Cohort average.

•
Kensington Active Advantage Fund. The Fund’s management fee and total expenses (after waivers and expense reimbursements) were each higher than the Category and Cohort averages. The Trustees also considered that the Fund’s asset level was well below the average size of the funds comprising the Category and Cohort.

36

Kensington Funds
APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Kensington Asset Management, LLC
June 30, 2024 (Unaudited)(Continued)
While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that KAM’s advisory fee with respect to each Fund continues to be reasonable.
Economies of Scale. The Trustees considered whether the Funds would benefit from any economies of scale, noting that the investment advisory fee for the Kensington Managed Income Fund and Kensington Dynamic Growth Fund each contain breakpoints while the investment advisory fee for the Kensington Active Advantage Fund does not contain breakpoints. The Trustees took into account the fact that KAM had agreed to consider breakpoints in the future for the Kensington Active Advantage Fund. The Trustees agreed to revisit the issue in the future as circumstances change and asset levels increase.
Other Benefits. The Trustees considered the direct and indirect benefits that could be realized by the Adviser and its affiliates from the Adviser’s relationship with the Funds. The Trustees considered that KAM does not utilize soft dollars with respect to portfolio transactions of the Funds and does not use affiliated brokers to execute the portfolio transactions of the Funds. While the Trustees noted that the Funds utilize Rule 12b-1 fees to pay for shareholder and distribution services related to Class A and Class C shareholders of the Funds, the Trustees also observed that KAM was incurring its own distribution expenses on behalf of the Funds. The Trustees considered that KAM may receive some form of reputational benefit from services rendered to the Funds, but that such benefits are immaterial and cannot otherwise be quantified. The Trustees concluded that KAM does not receive any additional material benefits from its relationship with the Funds.

37

Kensington Funds
Additional Information
June 30, 2024 (Unaudited)
Availability of Fund Portfolio Information
The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330. The Funds’ Part F of Form N-PORT may also be obtained by calling toll-free 1-855-375-3060.
Availability of Proxy Voting Information
A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-375-3060. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling 1-855-375-3060, or (2) on the SEC’s website at www.sec.gov.

38

CONTACTS
BOARD OF TRUSTEES
David Massart
Leonard Rush, CPA
David Swanson
Robert Kern
INVESTMENT ADVISER
Kensington Asset Management LLC
901 S. Mopac Expressway, Suite 225
Austin, TX 78746
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202
TRANSFER AGENT, FUND ACCOUNTANT AND FUND ADMINISTRATOR
U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue
Milwaukee, WI 53202
DISTRIBUTOR
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101
CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212
FUND COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103-7096
855-375-3060
This report must be accompanied or preceded by a prospectus.
The Fund’s Statement of Additional Information contains additional information about the Fund’s trustees and is available without charge upon request by calling 1-855-375-3060

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Managed Portfolio Series

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date	09/03/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date	09/03/2024

By (Signature and Title)*	/s/ Benjamin J. Eirich
Benjamin J. Eirich, Treasurer

Date	09/03/2024

* Print the name and title of each signing officer under his or her signature.